Refund of WoW game points	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Refund of WoW game points
Refund of WoW game points

12. Refund of WoW game points

As a result of the loss of the World of Warcraft (“WoW”) license on June 7, 2009, the Group announced a refund plan in connection with inactivated WoW game point cards, which the Group recorded as refund of game points. According to the plan, inactivated WoW game point card holders are eligible to receive a cash refund from the Group. The Group recorded a liability in connection with both inactivated points cards and activated but unconsumed point cards of approximately RMB200.4 million (US$28.4 million).

Upon the loss of the WoW license, the Group concluded the nature of the obligation substantively changed from deferred revenue, for which the Group had the responsibility to satisfy the underlying performance obligation, to an obligation to refund players for their unconsumed points. The Group has accounted for this refund liability by applying the derecognition guidance specified in ASC 405‑20. In accordance with this guidance, the refund liability associated with these WoW game points, to the extent not refunded, will be recorded as other operating income after the Group is legally released from the obligation to refund amounts under the applicable laws. In consultation with its legal counsel, the Group concluded the legal liability relating to the inactivated WoW game point cards was extinguished in September 2011 on the basis that the legal liability lapsed two years from the date the Group publicly announced the refund policy that applied to these cards. Accordingly, the associated liability amounting to RMB26.0 million (US$3.7 million) was recognized as other operating income for the year ended December 31, 2011. With respect to the remaining refund liability, based on current PRC laws, to the extent not refunded, the Company, in consultation with legal counsel, has determined that it will be legally released from this liability in September 2029, which represents 20 years from the discontinuation of WoW in 2009. However, if the Group were to publicly announce a refund policy, the Group would be legally released from any remaining liability for these activated, but unconsumed points that remained two years from the date of such announcement. To date, the Group has determined not to publicly announce any refund policy with respect to this remaining liability, and no refunds have been claimed. The remaining refund liability relating to the activated, but unconsumed WoW game points is RMB170.0 million (US$24.1 million) as of both December 31, 2019 and June 30, 2020.

18. Refund of WoW game points

As a result of the loss of the World of Warcraft (“WoW”) license on June 7, 2009, the Group announced a refund plan in connection with inactivated WoW game point cards, which the Group recorded as refund of game points. According to the plan, inactivated WoW game point card holders are eligible to receive a cash refund from the Group. The Group recorded a liability in connection with both inactivated points cards and activated but unconsumed point cards of approximately RMB200.4 million (US$28.8 million).

Upon the loss of the WoW license, the Group concluded the nature of the obligation substantively changed from deferred revenue, for which the Group had the responsibility to satisfy the underlying performance obligation, to an obligation to refund players for their unconsumed points. The Group has accounted for this refund liability by applying the derecognition guidance specified in ASC 405‑20. In accordance with this guidance, the refund liability associated with these WoW game points, to the extent not refunded, will be recorded as other operating income after the Group is legally released from the obligation to refund amounts under the applicable laws. In consultation with its legal counsel, the Group concluded the legal liability relating to the inactivated WoW game point cards was extinguished in September 2011 on the basis that the legal liability lapsed two years from the date the Group publicly announced the refund policy that applied to these cards. Accordingly, the associated liability amounting to RMB26.0 million (US$3.7 million) was recognized as other operating income for the year ended December 31, 2011. With respect to the remaining refund liability, based on current PRC laws, to the extent not refunded, the Company, in consultation with legal counsel, has determined that it will be legally released from this liability in September 2029, which represents 20 years from the discontinuation of WoW in 2009. However, if the Group were to publicly announce a refund policy, the Group would be legally released from any remaining liability for these activated, but unconsumed points that remained two years from the date of such announcement. To date, the Group has determined not to publicly announce any refund policy with respect to this remaining liability, and no refunds have been claimed. The remaining refund liability relating to the activated, but unconsumed WoW game points is RMB170.0 million (US$24.4 million) as of both December 31, 2018 and 2019.